Condensed Interim Cash Flow Statements (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period	$ (13,728)	$ (16,585)
Adjustments required to reflect net cash used in operating activities (see Appendix A)	4,151	3,453
Interest received	624	464
Interest paid	(95)	(15)
Net cash used in operating activities	(9,048)	(12,683)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(53)	(2,173)
Investment in restricted bank deposits	(500)
Investment in short-term bank deposits	(36,000)	(45,000)
Maturity of short-term bank deposits	39,000	47,959
Net cash generated from investing activities	2,447	786
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of employees stock options		34
Issuance of ordinary shares and warrants, net		13,725
Principal elements of lease payments	(556)
Net cash generated from (used in) financing activities	(556)	13,759
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,157)	1,862
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	29,347	6,694
EXCHANGE GAINS ON CASH AND CASH EQUIVALENTS	129	(90)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	$ 22,319	$ 8,466